Mary K. Johnson Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 860 534-7704 Kate.Johnson@prudential.com

January 2, 2019

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectus Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-5438	Investment Company Act No. 811-5438
333-96577	333-150220
333-71654	333-152411
333-71672	333-08853
333-71834

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements, the form of Prospectus Supplements and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/ Mary K. Johnson
Mary K. Johnson
Vice President,
Corporate Counsel